Supplemental Cash Flow Information Related to Leases (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 3,550	$ 2,706	$ 2,368
Operating cash flows from finance leases	734	501	429
Financing cash flows from finance leases	1,286	1,056	896
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	6,703	3,514	5,268
Finance leases	$ 11,633	$ 3,128	$ 4,234